Long-Term Investment	6 Months Ended
Jun. 30, 2026
Long-Term Investment [Abstract]
LONG-TERM INVESTMENT
7.	LONG-TERM INVESTMENT

Long-term investment, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
Investment accounted for under fair value option:
Investment in Tongxin Innovation Limited	$3,325,000	$3,325,000
Total long-term investment	$3,325,000	$3,325,000

The following table sets forth the changes in the Group’s long-term investment:

Amount
Balance at December 31, 2024	$-
Investments made	7,097,000
Fair value change on long-term investment	(3,772,000)
Balance at December 31, 2025	3,325,000
Fair value change on long-term investment	-
Balance at June 30, 2026	$3,325,000

Long-term investment is the Group’s equity investment in a privately held company, over which the Group has the ability to exert significant influence but does not otherwise have control. While this investment is eligible for the equity method of accounting, the Group has elected to account for it using the fair value option.

On August 15, 2025, the Group entered into a Share Purchase Agreement (the “Tongxin SPA”) to acquire 3,000 ordinary shares of Tongxin Innovation Limited (“Tongxin”), a Hong Kong private company, representing 30% of the total issued and outstanding shares of Tongxin. Pursuant to the Tongxin SPA, the nominal consideration for the investment was US$3,079,700, consisting of 104,000,000 of the Group’s Class B ordinary shares. The initial measurement of the investment was based on the fair value of the 104,000,000 Class B ordinary shares issued on August 26, 2025, which was determined to be the acquisition date. The initial fair value was assessed at US$7,097,000 (incorporating a discount for lack of marketability due to the restricted nature of the shares issued), which was recognized as the initial cost of the investment.

The Group qualified for and elected to account for the investment in Tongxin under the fair value option in accordance with ASC 825. The Group believes that the fair value option better reflects the underlying economics of the investment in Tongxin. As of June 30, 2026, the fair value of the investment was US$3,325,000. No unrealized gains or losses were recognized in “gain on fair value change” in the consolidated statements of operations and comprehensive loss for the six months ended June 30, 2026.

On December 9, 2025, the Group and Aliska Business Advisory and Research Limited (“ABAR”) entered into a joint venture agreement to establish Trident Aliska Digital Tech Ghana Ltd (“Trident Aliska”) in Ghana, with the Group holding 50% and ABAR holding 50%. The Group accounts for Trident Aliska using the equity method in accordance with ASC 323-10. As of June 30, 2026, the Group had not made any capital contribution to Trident Aliska, resulting in a zero carrying amount for its equity investment. For the six months ended June 30, 2026, the Group recognized its proportionate share of Trident Aliska’s net losses of US$319,017. These losses were applied to reduce the carrying amount of its other investments in the joint venture, which consisted of outstanding advances presented as amounts due from related parties.

Fair value measurement of investment in Tongxin

The Group’s investment in Tongxin is accounted for using fair value option on a recurring basis using significant unobservable inputs(Level 3) for the six months ended June 30, 2026. The fair value as of June 30, 2026 was determined using the income approach, specifically the discounted cash flow (“DCF”) method. This method involves estimating the future net cash flows of Tongxin and discounting them to their present value using an appropriate risk-adjusted discount rate.

The following table presents the quantitative information about the significant unobservable inputs used in the Level 3 fair value measurement of the investment in Tongxin as of June 30, 2026:

	Fair Value as of June 30, 2026	Valuation Technique	Significant Unobservable Inputs	Value
Equity investment accounted for using fair value option	3,325,000	Discounted cash flow method	Weighted average cost of capital (“WACC”)	17.0%
			Discount for lack of marketability (“DLOM”)	15.7%
			Perpetual growth rate	2.5%

A sensitivity analysis of the fair value of equity investment elected under the fair value option indicates that, with all other variables held constant, an increase/decrease of 0.5% in the weighted average cost of capital (“WACC”) would cause the fair value of the investments to decrease/increase by approximately 4%/5%, respectively; an increase/decrease of 5% in the discount for lack of marketability (“DLOM”) would cause the fair value to decrease/increase by approximately 6%, respectively; and an increase/decrease of 0.5% in the perpetual growth rate would cause the fair value to increase/decrease by approximately 3%, respectively.